Related party and employee transactions	6 Months Ended
Jun. 30, 2013
Related party and employee transactions [Abstract]
Related party and employee transactions

8. Related party and employee transactions

(a) Amounts due from employees

	December 31, 2012	June 30, 2013
	US$	US$
	(Audited)	(Unaudited)
Advances to employees	133,377	-

The balance at December 31, 2012 represents cash advances to employees for traveling expenses and other expenses. The balances bear no interest and have no fixed payment terms.

(b) Others

The Company entered into a consulting agreement with a consulting company that is beneficially owned by Yong Cui ("Dr. Cui"), one of the directors of the Company, in April 2005. Under this agreement, the consulting company agreed to provide certain financial consulting services to the Company. This consulting agreement was renewed in December 2006, under which the Company agreed to pay an annual fee of RMB240,000 or US$30,735. In February 2010, the Company renewed this consulting agreement, under which the Company agreed to pay an annual fee of RMB500,000 or US$77,382 at the then prevailing exchange rate. In January 2011, the consulting activities were expanded to include development of commercial real estate in China and residential real estate in the U.S. as well as development of financing channels in Asia. The Company agreed to pay an annual fee of US$600,000 for these services from January 2011 forward pursuant to a contract entered into in April 2012, which was further amended in December 2012. Under this agreement, Dr. Cui was paid US$150,000 in 2011, US$1,050,000 in 2012 and US$300,000 in the first six months of 2013 for services performed in 2011, 2012 and the first six months of 2013. As of June 30, 2013 and December 31 2012, there were no consulting fee balances due to Dr. Cui.

The Company entered into a business development advisory services agreement with Karmen Equities Limited, of which Omer Ozden, a director of the Group until September 19, 2013, is a minority shareholder, in November 2011. The term of this agreement is six months with advisory fees based on an hourly rate; the agreement shall be automatically renewed for an additional six month period upon expiration on a continuous basis. During the first half year of 2013, the Company paid Karmen Equities Limited US$76,942. There were no balances due to Karmen Equities Limited as of June 30, 2013 and December 31, 2012.